SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

MFS High Yield Municipal Trust

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 617-954-5000

Kristin V. Collins, Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and Address of Agent for Service)

under the

Investment Company Act of 1940

Investment Company Act File No. 811-5785

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940. Such redemption remains subject to the issuance of a formal notice of redemption, which will contain the definitive terms and timetable of redemption.

1. Title of the class of securities of MFS High Yield Municipal Trust (the “Fund”) to be redeemed:

Municipal Auction Rate Cumulative Preferred Shares, Series F (CUSIP # 59318E201) (“ARPS”).

2. Date on which the securities are to be called or redeemed:

Thursday, April 28, 2016.

The redemption of the ARPS will be subject to the receipt of proceeds from the sale of a new series of preferred securities of the Fund, which may not occur. No notices of redemption have yet been distributed, and the redemptions may be effected on a later date, or not at all, due to market conditions or otherwise.

3. The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The ARPS are to be redeemed pursuant to Section 11(a) of Part I of Article 12 of the Fund’s Amended and Restated By-Laws.

4. The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Trust intends to redeem all of the outstanding ARPS, of which there are 156 outstanding shares.

Notice:

The Trust’s Agreement and Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. This instrument is executed on behalf of the Trust by an officer of the Trust, as an officer of the Trust, and not individually, and the obligations imposed upon the Trust by this instrument, if any, are not binding upon any of the Trust’s officers, trustees or shareholders individually, but are binding only upon the assets and properties of the Trust.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the registrant has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 18th day of March, 2016.

MFS HIGH YIELD MUNICIPAL TRUST

By:	/s/ Thomas H. Connors
Name:	Thomas H. Connors
Title:	Assistant Secretary and Assistant Clerk

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